Cover Page	9 Months Ended
Oct. 01, 2023
Document Information [Line Items]
Entity Registrant Name	Complete Solaria, Inc.
Document Type	S-1/A
Amendment Flag	true
Entity Central Index Key	0001838987
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	93-2279786
Entity Address, Address Line One	45700 Northport Loop East
Entity Address, City or Town	Fremont
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94538
City Area Code	510
Local Phone Number	270-2507
Amendment Description	AMENDMENT NO. 3
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	45700 Northport Loop East
Entity Address, City or Town	Fremont
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94538
City Area Code	510
Local Phone Number	270-2507
Contact Personnel Name	Chris Lundell